Schedule of Investments (unaudited) January 31, 2022	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.5%
Boeing Co. (The)
2.70%, 05/01/22	$70	$70,348
2.80%, 03/01/23 (Call 02/01/23)	100	101,389
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/15/22)	243	245,114
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 11/15/22)	35	35,587
		452,438
Agriculture — 2.7%
Altria Group Inc., 2.85%, 08/09/22	30	30,327
Philip Morris International Inc.
2.38%, 08/17/22 (Call 07/17/22)	335	337,586
2.50%, 08/22/22	159	160,558
2.63%, 03/06/23	289	293,563
		822,034
Apparel — 0.7%
Ralph Lauren Corp., 1.70%, 06/15/22	135	135,530
VF Corp., 2.05%, 04/23/22	87	87,284
		222,814
Auto Manufacturers — 6.8%
American Honda Finance Corp.
0.40%, 10/21/22	105	104,698
1.95%, 05/20/22	85	85,365
2.05%, 01/10/23	250	252,245
2.20%, 06/27/22	267	268,781
2.60%, 11/16/22	90	91,181
General Motors Financial Co. Inc.
3.25%, 01/05/23 (Call 12/05/22)	50	50,886
3.45%, 04/10/22 (Call 02/28/22)	90	90,207
3.55%, 07/08/22	50	50,595
PACCAR Financial Corp.
1.90%, 02/07/23	25	25,224
2.30%, 08/10/22	125	126,074
2.65%, 05/10/22	75	75,449
Toyota Motor Credit Corp.
2.15%, 09/08/22	230	232,010
2.63%, 01/10/23(a)	248	251,871
2.70%, 01/11/23	75	76,207
2.80%, 07/13/22	75	75,745
2.90%, 03/30/23	224	228,639
		2,085,177
Beverages — 3.0%
Constellation Brands Inc., 3.20%, 02/15/23 (Call 01/15/23)(a)	22	22,396
Diageo Investment Corp.
2.88%, 05/11/22	210	211,352
8.00%, 09/15/22(a)	85	88,691
PepsiCo Inc.
2.25%, 05/02/22 (Call 04/02/22)	195	195,624
2.75%, 03/01/23	269	274,434
3.10%, 07/17/22 (Call 05/17/22)	134	135,041
		927,538
Biotechnology — 1.0%
Biogen Inc., 3.63%, 09/15/22	60	60,960
Gilead Sciences Inc., 3.25%, 09/01/22 (Call 07/01/22)	225	227,439
Illumina Inc., 0.55%, 03/23/23	21	20,829
		309,228
Chemicals — 1.7%
Air Products and Chemicals Inc., 2.75%, 02/03/23	66	66,983
Cabot Corp., 3.70%, 07/15/22	40	40,518

	Par
Security	(000)	Value

Chemicals (continued)
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	$30	$30,795
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	41	41,340
Linde Inc./CT
2.20%, 08/15/22 (Call 05/15/22)	49	49,235
2.70%, 02/21/23 (Call 11/21/22)	159	161,353
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	40	40,614
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	50	50,496
PPG Industries Inc., 3.20%, 03/15/23 (Call 02/15/23)	50	50,952
		532,286
Commercial Services — 1.1%
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)	8	8,089
Cintas Corp. No. 2, 2.90%, 04/01/22 (Call 03/01/22)	25	25,053
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	15	15,215
Moody’s Corp., 2.63%, 01/15/23 (Call 12/15/22)	100	101,362
PayPal Holdings Inc., 2.20%, 09/26/22	43	43,415
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	100	102,258
Verisk Analytics Inc., 4.13%, 09/12/22	50	50,976
		346,368
Computers — 4.8%
Apple Inc.
1.70%, 09/11/22	23	23,165
2.10%, 09/12/22 (Call 08/12/22)	21	21,168
2.30%, 05/11/22 (Call 04/11/22)	155	155,569
2.40%, 01/13/23 (Call 12/13/22)	59	59,786
2.70%, 05/13/22	255	256,614
2.85%, 02/23/23 (Call 12/23/22)(a)	265	269,707
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	80	81,490
HP Inc., 4.05%, 09/15/22	45	45,860
International Business Machines Corp.
1.88%, 08/01/2	330	332,026
2.88%, 11/09/22(a)	230	233,482
		1,478,867
Cosmetics & Personal Care — 3.4%
Colgate-Palmolive Co., 1.95%, 02/01/23	150	151,661
Procter & Gamble Co. (The), 2.15%, 08/11/22	352	354,791
Unilever Capital Corp.
2.20%, 05/05/22 (Call 04/05/22)	325	326,001
3.13%, 03/22/23 (Call 02/22/23)	200	204,102
		1,036,555
Diversified Financial Services — 2.2%
Visa Inc., 2.80%, 12/14/22 (Call 10/14/22)	665	674,563

Electric — 9.0%
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)	46	46,291
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	55	55,695
Berkshire Hathaway Energy Co., 2.80%, 01/15/23 (Call 12/15/22)	145	147,395
CenterPoint Energy Houston Electric LLC, 2.25%, 08/01/22 (Call 05/01/22)	41	41,173
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)	165	166,794
Dominion Energy Inc., Series B, 2.75%, 09/15/22 (Call 06/15/22)	41	41,244
DTE Energy Co. 2.25%, 11/01/22	13	13,121
Series H, 0.55%, 11/01/22	70	69,873

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	$115	$116,609
3.05%, 03/15/23 (Call 02/15/23)(a)	116	118,292
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)	100	100,692
3.05%, 08/15/22 (Call 05/15/22)	120	120,576
Duke Energy Progress LLC, 2.80%, 05/15/22 (Call 02/28/22)	100	100,205
Edison International
2.40%, 09/15/22 (Call 08/15/22)	55	55,388
2.95%, 03/15/23 (Call 01/15/23)	50	50,559
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	40	40,354
Exelon Generation Co. LLC, 4.25%, 06/15/22 (Call 03/15/22)	111	111,485
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	23	23,219
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (Call 08/15/22)	75	75,649
2.40%, 04/25/22 (Call 03/25/22)	175	175,535
2.70%, 02/15/23 (Call 12/15/22)	55	55,801
NextEra Energy Capital Holdings Inc., 0.65%, 03/01/23	200	199,062
Northern States Power Co./MN, 2.15%, 08/15/22 (Call 02/28/22)	165	165,200
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	95	95,606
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	170	170,445
7.00%, 09/01/22	25	25,822
Pacific Gas and Electric Co.
1.37%, 03/10/23 (Call 02/08/22)	75	74,296
1.75%, 06/16/22 (Call 02/08/22)	120	119,969
Progress Energy Inc., 3.15%, 04/01/22 (Call 02/28/22)	41	41,083
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 10/15/22)	55	55,674
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	45	45,446
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	45	45,592
		2,764,145
Electrical Components & Equipment — 0.5%
Emerson Electric Co., 2.63%, 02/15/23 (Call 11/15/22)	150	151,722

Electronics — 1.9%
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)	70	70,000
Flex Ltd., 5.00%, 02/15/23	100	103,638
Honeywell International Inc.
0.48%, 08/19/22 (Call 02/08/22)	65	64,992
2.15%, 08/08/22 (Call 07/08/22)	300	302,022
Jabil Inc., 4.70%, 09/15/22	31	31,678
		572,330
Environmental Control — 0.2%
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)	60	60,526

Food — 1.8%
Campbell Soup Co.
2.50%, 08/02/22(a)	80	80,711
3.65%, 03/15/23 (Call 02/15/23)	221	226,260
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)	26	26,397
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	36	36,377
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	27	27,240
Mondelez International Inc., 0.63%, 07/01/22	38	37,990
Sysco Corp., 2.60%, 06/12/22	50	50,334
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	69	69,330
		554,639

	Par
Security	(000)	Value

Gas — 0.1%
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)(a)	$35	$35,552

Health Care - Products — 0.1%
DH Europe Finance II Sarl, 2.05%, 11/15/22	17	17,150

Health Care - Services — 0.6%
CommonSpirit Health, 2.95%, 11/01/22	54	54,677
Kaiser Foundation Hospitals, 3.50%, 04/01/22	135	135,649
		190,326
Home Builders — 0.2%
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	70	70,798

Household Products & Wares — 0.3%
Church & Dwight Co. Inc., 2.88%, 10/01/22	51	51,673
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	48	48,425
		100,098
Internet — 3.8%
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)	355	360,070
2.50%, 11/29/22 (Call 08/29/22)	151	152,528
Baidu Inc.
2.88%, 07/06/22	200	201,090
3.50%, 11/28/22	200	203,280
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	201	204,208
eBay Inc., 2.75%, 01/30/23 (Call 12/30/22)	28	28,439
		1,149,615
Iron & Steel — 0.2%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	59	59,749

Machinery — 5.6%
ABB Finance USA Inc., 2.88%, 05/08/22	255	256,543
Caterpillar Financial Services Corp.
0.25%, 03/01/23	205	203,380
1.90%, 09/06/22	55	55,387
1.95%, 11/18/22	50	50,451
2.40%, 06/06/22	155	155,989
2.55%, 11/29/22	33	33,490
2.63%, 03/01/23	149	151,236
2.85%, 06/01/22	75	75,583
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	328	328,430
John Deere Capital Corp.
2.15%, 09/08/22	38	38,323
2.80%, 03/06/23	360	367,222
		1,716,034
Manufacturing — 2.0%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	100	100,832
2.00%, 06/26/22	227	228,332
2.25%, 03/15/23 (Call 02/15/23)	159	160,973
Eaton Corp., 2.75%, 11/02/22	75	76,010
Parker-Hannifin Corp., 3.50%, 09/15/22	40	40,656
		606,803
Media — 1.7%
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	209	223,129
Discovery Communications LLC, 2.95%, 03/20/23
(Call 02/20/23)	14	14,228
TWDC Enterprises 18 Corp., 2.35%, 12/01/22(a)	170	171,987

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media (continued)
Walt Disney Co. (The)
1.65%, 09/01/22	$60	$60,298
3.00%, 09/15/22	46	46,640
		516,282
Metal Fabricate & Hardware — 0.8%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	227	229,592

Oil & Gas — 6.6%
BP Capital Markets PLC, 2.50%, 11/06/22(a)	435	440,442
Canadian Natural Resources Ltd., 2.95%, 01/15/23
(Call 12/15/22)	57	57,892
Chevron Corp., 2.36%, 12/05/22 (Call 09/05/22)	500	504,855
Chevron USA Inc., 0.33%, 08/12/22	21	20,958
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	300	303,717
Exxon Mobil Corp.
1.90%, 08/16/22	114	114,790
2.73%, 03/01/23 (Call 01/01/23)	277	281,341
Phillips 66, 4.30%, 04/01/22	47	47,292
TotalEnergies Capital International SA, 2.70%, 01/25/23	230	233,733
		2,005,020
Pharmaceuticals — 10.4%
AbbVie Inc.
2.30%, 11/21/22	25	25,253
2.90%, 11/06/22	147	149,108
3.25%, 10/01/22 (Call 07/01/22)	55	55,546
AmerisourceBergen Corp., 0.74%, 03/15/23 (Call 03/15/22)	100	99,354
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/12/22)	38	38,190
Bristol-Myers Squibb Co.
2.00%, 08/01/22	212	213,440
2.60%, 05/16/22	105	105,666
2.75%, 02/15/23 (Call 01/15/23)	22	22,369
3.25%, 08/15/22	106	107,451
3.25%, 02/20/23 (Call 01/20/23)	154	157,599
3.55%, 08/15/22	110	111,667
Cardinal Health Inc., 3.20%, 03/15/23	60	61,183
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	46	46,485
3.50%, 07/20/22 (Call 05/20/22)	83	83,726
4.75%, 12/01/22 (Call 09/01/22)	26	26,566
Eli Lilly & Co., 2.35%, 05/15/22	194	195,090
GlaxoSmithKline Capital Inc., 2.80%, 03/18/23	230	234,412
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22	372	374,388
Johnson & Johnson, 2.05%, 03/01/23 (Call 01/01/23)(a)	97	98,216
McKesson Corp., 2.85%, 03/15/23 (Call 12/15/22)	46	46,577
Merck & Co. Inc., 2.40%, 09/15/22 (Call 06/15/22)	240	241,692
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	275	276,125
2.40%, 09/21/22(a)	325	328,380
Viatris Inc., 1.13%, 06/22/22	45	45,062
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	50	50,814
		3,194,359
Pipelines — 2.0%
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	17	17,119
Energy Transfer LP
3.45%, 01/15/23 (Call 10/15/22)	41	41,652
3.60%, 02/01/23 (Call 11/01/22)	50	50,791
4.25%, 03/15/23 (Call 12/15/22)	56	57,286
Energy Transfer LP/Regency Energy Finance Corp., 5.00%,
10/01/22 (Call 07/01/22)	12	12,198

	Par
Security	(000)	Value

Pipelines (continued)
Enterprise Products Operating LLC, 3.35%, 03/15/23
(Call 12/15/22)	$67	$68,223
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	76	77,304
3.95%, 09/01/22 (Call 06/01/22)	23	23,244
Kinder Morgan Inc., 3.15%, 01/15/23 (Call 12/15/22)	15	15,258
MPLX LP, 3.38%, 03/15/23 (Call 02/15/23)	70	71,394
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	45	45,435
TransCanada PipeLines Ltd., 2.50%, 08/01/22	45	45,344
Williams Companies Inc. (The), 3.35%, 08/15/22 (Call 05/15/22)	81	81,590
		606,838
Real Estate Investment Trusts — 0.3%
American Tower Corp., 3.50%, 01/31/23	85	86,861

Retail — 3.6%
Home Depot Inc. (The), 2.63%, 06/01/22 (Call 05/01/22)	370	372,009
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 02/28/22)	100	100,237
Starbucks Corp.
2.70%, 06/15/22 (Call 04/15/22)	98	98,425
3.10%, 03/01/23 (Call 02/01/23)	226	230,470
Walgreen Co., 3.10%, 09/15/22	20	20,274
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)	272	275,300
		1,096,715
Semiconductors — 5.0%
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	125	125,479
2.70%, 12/15/22	375	381,161
3.10%, 07/29/22	225	227,963
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	175	177,693
3.00%, 05/20/22	505	508,798
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)	110	110,294
		1,531,388
Software — 4.8%
Adobe Inc., 1.70%, 02/01/23	257	258,999
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)	40	40,658
Fidelity National Information Services Inc., 0.38%, 03/01/23	29	28,707
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)(a)	51	51,574
Microsoft Corp.
2.13%, 11/15/22(a)	199	201,197
2.65%, 11/03/22 (Call 09/03/22)	183	184,940
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	175	175,432
2.50%, 10/15/22	460	464,973
2.63%, 02/15/23 (Call 01/15/23)	30	30,390
Roper Technologies Inc., 3.13%, 11/15/22 (Call 08/15/22)	33	33,407
		1,470,277
Telecommunications — 2.0%
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)(a)	145	146,420
3.00%, 06/30/22 (Call 04/30/22)	60	60,331
Cisco Systems Inc.
2.60%, 02/28/23	145	147,429
3.00%, 06/15/22	150	151,471
Vodafone Group PLC, 2.95%, 02/19/23	100	101,699
		607,350
Textiles — 0.1%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(a)	30	30,594

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF (Percentages shown are based on Net Assets)

	Par/
	Shares
Security	(000)	Value

Transportation — 2.8%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	$190	$193,109
3.05%, 09/01/22 (Call 06/01/22)	100	100,792
Norfolk Southern Corp., 2.90%, 02/15/23 (Call 11/15/22)	46	46,677
Ryder System Inc., 3.40%, 03/01/23 (Call 02/01/23)	55	56,134
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	45	45,618
4.16%, 07/15/22 (Call 04/15/22)	40	40,296
United Parcel Service Inc.
2.35%, 05/16/22 (Call 04/16/22)	20	20,077
2.45%, 10/01/22	339	342,770
		845,473

Total Corporate Bonds & Notes — 95.3% (Cost: $28,976,622)		29,158,104

Short-Term Investments

Money Market Funds — 7.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(b)(c)(d)	1,188	1,188,733

	Shares
Security	(000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	1,229	$1,229,000
		2,417,733

Total Short-Term Investments — 7.9% (Cost: $2,417,307)		2,417,733

Total Investments in Securities — 103.2% (Cost: $31,393,929)		31,575,837

Other Assets, Less Liabilities — (3.2)%		(971,641)

Net Assets—100.0%		$30,604,196

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,554,362	$—		$(365,237	)(a)	$(314)	$(78)	$1,188,733	1,188	$874	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	859,000	370,000	(a)	—		—	—	1,229,000	1,229	17		—
						$(314)	$(78)	$2,417,733		$891		$—
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$29,158,104	$—	$29,158,104
Money Market Funds	2,417,733	—	—	2,417,733
	$2,417,733	$29,158,104	$—	$31,575,837